ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE - Assets and Liabilities Schedule (Details) $ in Millions	Jun. 30, 2022 USD ($)
Disclosure of detailed information about assets and liabilities classified as held for sale [Abstract]
Cash and cash equivalents	$ 30
Accounts receivable and other current assets	80
Current assets	110
Property, plant and equipment	4
Investment in associates	139
Intangible assets	605
Goodwill and other non-current assets	20
Total assets classified as held for sale	878
Accounts payable and other liabilities	75
Deferred income tax liability	6
Non-recourse borrowings	427
Total liabilities associated with assets held for sale	508
Net assets classified as held for sale	$ 370